UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund
Portfolio Holdings  as of December 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	93,115,654	100,143,848
2.9%	Other Investment Company	2,944,952	2,944,952
102.0%	Total Investments	96,060,606	103,088,800
(2.0%)	Other Assets and Liabilities, Net		(2,016,193)
100.0%	Net Assets		101,072,607

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Australia 1.6%
Insurance 1.6%
QBE Insurance Group Ltd.	180,423	1,640,979
China 1.7%
Telecommunication Services 1.7%
China Mobile Ltd.	154,000	1,733,439
France 6.0%
Capital Goods 2.7%
Compagnie de Saint-Gobain	61,882	2,681,672
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	39,178	3,338,817
		6,020,489
Germany 11.5%
Automobiles & Components 1.9%
Daimler AG - Reg'd	22,833	1,907,787
Insurance 1.7%
Allianz SE - Reg'd	9,496	1,673,936
Software & Services 3.7%
SAP SE	47,001	3,729,676
Telecommunication Services 2.7%
Deutsche Telekom AG - Reg'd	154,177	2,769,119
Utilities 1.5%
RWE AG	118,043	1,488,212
		11,568,730
Israel 1.1%
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Teva Pharmaceutical Industries Ltd. ADR	17,100	1,122,444
Security	Number of Shares	Value ($)
Italy 2.8%
Energy 2.8%
Eni S.p.A.	190,067	2,824,050
Japan 16.8%
Automobiles & Components 3.6%
Honda Motor Co., Ltd.	113,100	3,614,847
Household & Personal Products 1.9%
Kao Corp.	38,200	1,963,050
Insurance 3.2%
Tokio Marine Holdings, Inc.	82,600	3,190,392
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Takeda Pharmaceutical Co., Ltd.	77,700	3,874,079
Technology Hardware & Equipment 2.8%
Canon, Inc.	94,700	2,864,677
Telecommunication Services 1.5%
NTT DOCOMO, Inc.	72,900	1,495,295
		17,002,340
Netherlands 3.1%
Food & Staples Retailing 3.1%
Koninklijke Ahold N.V.	148,546	3,133,344
Singapore 4.6%
Banks 2.5%
United Overseas Bank Ltd.	187,320	2,582,544
Telecommunication Services 2.1%
Singapore Telecommunications Ltd.	815,200	2,101,800
		4,684,344
Spain 7.1%
Banks 1.1%
Banco Santander S.A.	237,047	1,166,122
Telecommunication Services 2.5%
Telefonica S.A.	224,441	2,489,930
Utilities 3.5%
Iberdrola S.A.	502,896	3,565,014
		7,221,066
Sweden 2.8%
Telecommunication Services 2.8%
TeliaSonera AB	570,112	2,831,110
Switzerland 16.1%
Capital Goods 3.4%
ABB Ltd. - Reg'd *	193,284	3,449,657
Food, Beverage & Tobacco 3.3%
Nestle S.A. - Reg'd	44,974	3,338,655

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 3.2%
Zurich Insurance Group AG *	12,562	3,227,175
Materials 3.7%
Syngenta AG - Reg'd	9,444	3,696,411
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Novartis AG - Reg'd	29,683	2,553,310
		16,265,208
Taiwan 2.1%
Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	483,154	2,084,443
United Kingdom 21.8%
Banks 1.5%
Lloyds Banking Group plc	1,412,758	1,520,118
Energy 6.1%
BP plc	580,516	3,016,756
Royal Dutch Shell plc, A Shares	138,346	3,155,266
		6,172,022
Food & Staples Retailing 2.5%
Tesco plc *	1,140,865	2,506,794
Household & Personal Products 3.5%
Unilever plc	81,966	3,515,698
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
GlaxoSmithKline plc	181,474	3,665,018
Telecommunication Services 0.9%
Vodafone Group plc	280,341	909,080
Utilities 3.7%
National Grid plc	269,957	3,723,132
		22,011,862
Total Common Stock
(Cost $93,115,654)		100,143,848
Security	Number of Shares	Value ($)
Other Investment Company 2.9% of net assets
United States 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (a)	2,944,952	2,944,952
Total Other Investment Company
(Cost $2,944,952)		2,944,952

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $99,064,191 and the unrealized appreciation and depreciation were $11,217,700 and ($7,193,091), respectively, with a net unrealized appreciation of $4,024,609.
At 12/31/15, the values of certain foreign securities held by the fund aggregating $99,021,404 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
Reg'd –	Registered

JPY –	Japanese yen
SGD –	Singapore dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at 12/31/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
01/06/2016	JPMorgan Chase Bank	JPY	75,693,110	USD	629,769	1,373
01/05/2016	Northern Trust Corp.	SGD	328,363	USD	231,584	(886)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						487

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$99,021,404	$—	$99,021,404
Israel [1]	1,122,444	—	—	1,122,444
Other Investment Company[1]	2,944,952	—	—	2,944,952
Total	$4,067,396	$99,021,404	$—	$103,088,800
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$1,373	$—	$1,373
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($886)	$—	($886)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

Laudus Trust
Laudus Mondrian Emerging Markets Fund
Portfolio Holdings  as of December 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.2%	Common Stock	485,100,562	388,743,373
0.7%	Preferred Stock	13,669,341	2,936,325
97.9%	Total Investments	498,769,903	391,679,698
2.1%	Other Assets and Liabilities, Net		8,402,982
100.0%	Net Assets		400,082,680

Security	Number of Shares	Value ($)
Common Stock 97.2% of net assets
Brazil 4.2%
Materials 0.2%
Vale S.A. ADR	201,700	663,593
Software & Services 0.7%
Cielo S.A.	350,892	2,964,045
Transportation 2.2%
CCR S.A.	2,389,200	7,548,952
EcoRodovias Infraestrutura e Logistica S.A.	1,020,500	1,306,128
		8,855,080
Utilities 1.1%
CPFL Energia S.A. ADR *	575,959	4,273,616
		16,756,334
Chile 0.7%
Utilities 0.7%
Enersis S.A. ADR	240,500	2,922,075
China 18.7%
Capital Goods 2.0%
Beijing Enterprises Holdings Ltd.	1,290,000	7,776,466
Consumer Durables & Apparel 1.2%
Belle International Holdings Ltd.	6,570,848	4,916,353
Consumer Services 1.2%
Sands China Ltd.	1,442,800	4,891,372
Food, Beverage & Tobacco 1.8%
Want Want China Holdings Ltd.	6,762,000	5,018,663
WH Group Ltd. *(a)	4,149,000	2,309,209
		7,327,872
Health Care Equipment & Services 2.8%
Mindray Medical International Ltd. ADR	414,100	11,230,392
Household & Personal Products 2.8%
Hengan International Group Co., Ltd.	1,184,000	11,115,543
Security	Number of Shares	Value ($)
Telecommunication Services 3.2%
China Mobile Ltd.	1,134,500	12,770,042
Utilities 3.7%
China Resources Power Holdings Co., Ltd.	7,521,291	14,551,507
		74,579,547
India 11.5%
Automobiles & Components 3.0%
Bajaj Auto Ltd.	315,360	12,031,340
Banks 3.7%
Axis Bank Ltd.	896,837	6,049,392
Housing Development Finance Corp., Ltd.	459,414	8,737,975
		14,787,367
Capital Goods 1.0%
Larsen & Toubro Ltd.	214,506	4,123,106
Energy 1.7%
Cairn India Ltd.	3,224,255	6,705,658
Software & Services 2.1%
Infosys Ltd.	259,920	4,331,185
Infosys Ltd. ADR	247,500	4,145,625
		8,476,810
		46,124,281
Indonesia 4.3%
Banks 3.5%
PT Bank Mandiri (Persero) Tbk	8,337,400	5,536,367
PT Bank Rakyat Indonesia (Persero) Tbk	10,439,700	8,567,866
		14,104,233
Utilities 0.8%
PT Perusahaan Gas Negara (Persero) Tbk	15,440,800	3,044,377
		17,148,610
Kazakhstan 0.8%
Energy 0.8%
KazMunaiGas Exploration Production JSC GDR	441,379	3,283,860
Malaysia 7.0%
Banks 2.5%
AMMB Holdings Berhad	9,573,800	10,075,003
Consumer Services 1.7%
Genting Malaysia Berhad	6,628,400	6,752,602
Utilities 2.8%
Tenaga Nasional Berhad	3,595,800	11,133,281
		27,960,886

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mexico 5.5%
Banks 1.6%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	725,573	6,290,718
Real Estate 3.9%
Fibra Uno Administracion S.A. de C.V.	7,089,200	15,626,720
		21,917,438
Peru 1.6%
Banks 1.6%
Credicorp Ltd.	64,341	6,261,666
Philippines 2.6%
Telecommunication Services 2.6%
Philippine Long Distance Telephone Co. ADR	245,573	10,498,246
Qatar 2.4%
Banks 2.4%
Qatar National Bank SAQ	196,655	9,432,294
Republic of Korea 8.6%
Automobiles & Components 3.6%
Hyundai Mobis Co., Ltd. *	68,283	14,286,820
Technology Hardware & Equipment 2.6%
Samsung Electronics Co., Ltd.	9,629	10,270,117
Telecommunication Services 2.4%
SK Telecom Co., Ltd.	53,403	9,773,717
		34,330,654
Russia 1.4%
Energy 1.4%
Gazprom PAO ADR	1,568,011	5,754,600
South Africa 4.7%
Capital Goods 1.2%
The Bidvest Group Ltd.	222,725	4,727,383
Food, Beverage & Tobacco 0.9%
SABMiller plc	61,894	3,730,924
Real Estate 1.6%
Growthpoint Properties Ltd.	4,313,461	6,474,138
Telecommunication Services 1.0%
MTN Group Ltd.	466,445	4,018,124
		18,950,569
Taiwan 14.6%
Banks 2.5%
Mega Financial Holding Co., Ltd.	15,489,153	9,986,064
Semiconductors & Semiconductor Equipment 6.9%
MediaTek, Inc.	1,216,000	9,197,215
Taiwan Semiconductor Manufacturing Co., Ltd.	4,295,719	18,532,764
		27,729,979
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 2.4%
Asustek Computer, Inc.	1,179,000	9,734,848
Telecommunication Services 2.8%
Taiwan Mobile Co., Ltd.	3,628,000	11,017,757
		58,468,648
Turkey 1.3%
Telecommunication Services 1.3%
Turk Telekomunikasyon A/S	2,774,149	5,188,301
United Arab Emirates 2.3%
Real Estate 2.3%
Emaar Malls Group PJSC *	12,148,581	9,092,437
United Kingdom 3.0%
Household & Personal Products 3.0%
Unilever plc	278,149	11,930,409
United States 2.0%
Consumer Services 2.0%
Yum! Brands, Inc.	111,465	8,142,518
Total Common Stock
(Cost $485,100,562)		388,743,373

Preferred Stock 0.7% of net assets
Brazil 0.7%
Materials 0.7%
Vale S.A. ADR	1,151,500	2,936,325
Total Preferred Stock
(Cost $13,669,341)		2,936,325

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $510,972,683 and the unrealized appreciation and depreciation were $0 and ($119,292,985), respectively, with a net unrealized depreciation of ($119,292,985).
At 12/31/15, the values of certain foreign securities held by the fund aggregating $309,649,744 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,309,209 or 0.6% of net assets.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt

MXN –	Mexican peso
USD –	U.S. dollar

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 12/31/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation ($)
Forward Foreign Currency Exchange Contract
01/05/2016	The Bank of New York Mellon Corp.	USD	145,096	MXN	2,500,655	(1,251)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$192,502,808	$—	$192,502,808
Brazil [1]	—	11,819,125	—	11,819,125
Materials	663,593	—	—	663,593
Utilities	4,273,616	—	—	4,273,616
Chile [1]	2,922,075	—	—	2,922,075
China [1]	—	63,349,155	—	63,349,155
Health Care Equipment & Services	11,230,392	—	—	11,230,392
India [1]	—	37,647,471	—	37,647,471
Software & Services	4,145,625	4,331,185	—	8,476,810
Kazakhstan [1]	3,283,860	—	—	3,283,860
Mexico [1]	21,917,438	—	—	21,917,438
Peru [1]	6,261,666	—	—	6,261,666
Philippines [1]	10,498,246	—	—	10,498,246
Russia [1]	5,754,600	—	—	5,754,600
United States[1]	8,142,518	—	—	8,142,518
Preferred Stock
Brazil [1]	2,936,325	—	—	2,936,325
Total	$82,029,954	$309,649,744	$—	$391,679,698
Liabilities Valuation Input

Forward Foreign Currency Exchange Contracts[2]	$—	($1,251)	$—	($1,251)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments in the schedule of portfolio holdings and is valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $28,245,791 from Level 1 to Level 2 for the period ended December 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings  as of December 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
85.2%	Government Bonds	112,041,895	106,248,073
13.3%	Supranational	20,194,728	16,622,570
0.8%	Other Investment Company	1,015,418	1,015,418
99.3%	Total Investments	133,252,041	123,886,061
0.7%	Other Assets and Liabilities, Net		852,298
100.0%	Net Assets		124,738,359

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 85.2% of net assets
Australia 2.1%
Australia Government Bond
6.00%, 02/15/17 (AUD)	1,000,000	760,415
4.50%, 04/15/20 (AUD)	500,000	399,450
3.25%, 04/21/25 (AUD)	1,000,000	754,383
4.75%, 04/21/27 (AUD)	800,000	682,937
		2,597,185
Austria 3.5%
Austria Government Bond
6.25%, 07/15/27 (EUR)	2,550,000	4,340,450
Canada 3.5%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	3,540,000	4,390,258
Finland 3.3%
Finland Government Bond
3.50%, 04/15/21 (EUR) (a)	3,180,000	4,077,592
France 4.3%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	3,025,000	5,307,668
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan 20.3%
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	252,650,000	2,120,610
1.70%, 09/20/16 (JPY)	599,950,000	5,053,147
1.10%, 06/20/20 (JPY)	243,500,000	2,122,952
0.60%, 03/20/24 (JPY)	95,000,000	820,240
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	675,200,000	7,067,082
1.70%, 03/20/44 (JPY)	885,400,000	8,162,652
		25,346,683
Malaysia 4.1%
Malaysia Government Bond
3.65%, 10/31/19 (MYR)	4,650,000	1,091,855
4.05%, 09/30/21 (MYR)	10,000,000	2,342,124
4.18%, 07/15/24 (MYR)	7,100,000	1,648,892
		5,082,871
Mexico 4.7%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	90,985,000	5,487,893
7.50%, 06/03/27 (MXN)	6,150,000	388,250
		5,876,143
Netherlands 4.1%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	3,123,490	5,126,196
New Zealand 4.5%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	2,250,000	1,635,727
5.00%, 03/15/19 (NZD)	479,000	349,737
5.50%, 04/15/23 (NZD)	4,650,000	3,651,348
		5,636,812
Poland 4.9%
Poland Government Bond
4.75%, 04/25/17 (PLN)	6,940,000	1,842,723
5.50%, 10/25/19 (PLN)	8,040,000	2,309,938
5.75%, 04/25/29 (PLN)	6,300,000	2,026,041
		6,178,702
Singapore 3.0%
Singapore Government Bond
2.38%, 04/01/17 (SGD)	1,711,000	1,230,004
2.38%, 06/01/25 (SGD)	1,904,000	1,319,402
2.88%, 09/01/30 (SGD)	1,682,000	1,183,687
		3,733,093

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Spain 9.1%
Spain Government Bond
1.40%, 01/31/20 (EUR)	4,317,000	4,854,463
1.60%, 04/30/25 (EUR) (a)	4,988,000	5,392,217
4.20%, 01/31/37 (EUR) (a)	863,000	1,153,527
		11,400,207
Sweden 5.0%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	2,645,000	334,547
5.00%, 12/01/20 (SEK)	32,500,000	4,731,630
3.50%, 06/01/22 (SEK)	8,000,000	1,119,851
		6,186,028
United Kingdom 8.8%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	1,750,000	2,903,539
2.75%, 09/07/24 (GBP)	1,290,000	2,035,930
4.50%, 09/07/34 (GBP)	1,172,000	2,242,098
4.25%, 09/07/39 (GBP)	2,000,000	3,786,618
		10,968,185
Total Government Bonds
(Cost $112,041,895)		106,248,073

Supranational* 13.3% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	380,000,000	3,926,936
European Investment Bank
1.40%, 06/20/17 (JPY)	490,000,000	4,182,703
European Union Notes
2.75%, 06/03/16 (EUR)	2,940,000	3,234,634
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	620,000,000	5,278,297
Total Supranational
(Cost $20,194,728)		16,622,570
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets
United States 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (b)	1,015,418	1,015,418
Total Other Investment Company
(Cost $1,015,418)		1,015,418

End of Investments.

At 12/31/15 the tax basis cost of the fund's investments was $134,382,309 and the unrealized appreciation and depreciation were $0 and ($10,496,248), respectively, with a net unrealized depreciation of ($10,496,248).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,623,336 or 8.5% of net assets.
(b)	The rate shown is the 7-day yield.

AUD –	Australian dollar
EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PLN –	Polish zloty
SEK –	Swedish krona
SGD –	Singapore dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at 12/31/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
01/29/2016	State Street Bank & Trust Co.	JPY	106,376,000	USD	885,481	1,979
01/29/2016	State Street Bank & Trust Co.	JPY	655,236,000	USD	5,454,232	(1,445)
01/29/2016	State Street Bank & Trust Co.	NZD	102,500	USD	70,004	851
01/29/2016	State Street Bank & Trust Co.	NZD	507,000	USD	346,265	5,642
01/29/2016	State Street Bank & Trust Co.	NZD	360,500	USD	246,210	10,522
01/29/2016	State Street Bank & Trust Co.	USD	722,588	JPY	86,807,000	(1,701)
01/29/2016	State Street Bank & Trust Co.	USD	913,271	JPY	109,714,500	(16,737)
01/29/2016	State Street Bank & Trust Co.	USD	6,258,720	NZD	9,164,000	(131,303)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(132,192)

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$106,248,073	$—	$106,248,073
Supranational	—	16,622,570	—	16,622,570
Other Investment Company[1]	1,015,418	—	—	1,015,418
Total	$1,015,418	$122,870,643	$—	$123,886,061
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$18,994	$—	$18,994
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($151,186)	$—	($151,186)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings  as of December 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
69.1%	Government Bonds	8,505,268	7,208,404
29.5%	U.S. Government Securities	3,081,837	3,085,683
0.8%	Other Investment Company	82,323	82,323
99.4%	Total Investments	11,669,428	10,376,410
0.6%	Other Assets and Liabilities, Net		58,389
100.0%	Net Assets		10,434,799

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 69.1% of net assets
Brazil 5.1%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	700,000	168,871
10.00%, 01/01/21 (BRL)	630,000	127,157
10.00%, 01/01/23 (BRL)	950,000	180,828
10.00%, 01/01/25 (BRL)	310,000	56,062
		532,918
Colombia 2.5%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	180,000,000	58,119
Colombian TES
5.00%, 11/21/18 (COP)	77,600,000	23,204
10.00%, 07/24/24 (COP)	260,000,000	90,534
6.00%, 04/28/28 (COP)	340,000,000	84,357
		256,214
France 2.2%
France Government Bond OAT
0.0, 05/25/20 (EUR)	152,100	165,065
3.00%, 04/25/22 (EUR)	13,100	16,627
0.50%, 05/25/25 (EUR)	47,000	49,236
		230,928
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Indonesia 1.5%
Indonesia Treasury Bond
5.63%, 05/15/23 (IDR)	900,000,000	53,814
8.38%, 03/15/24 (IDR)	310,000,000	21,949
8.38%, 03/15/34 (IDR)	1,100,000,000	75,059
		150,822
Japan 16.3%
Japan Government Ten Year Bond
1.70%, 03/20/17 (JPY)	16,400,000	139,334
1.40%, 03/20/18 (JPY)	55,300,000	474,556
0.80%, 09/20/20 (JPY)	34,400,000	296,611
0.60%, 03/20/24 (JPY)	38,400,000	331,549
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	50,200,000	462,802
		1,704,852
Malaysia 5.0%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	590,000	138,954
4.24%, 02/07/18 (MYR)	30,000	7,146
3.76%, 03/15/19 (MYR)	270,000	63,800
3.42%, 08/15/22 (MYR)	200,000	44,832
3.80%, 09/30/22 (MYR)	220,000	50,472
4.18%, 07/15/24 (MYR)	432,000	100,327
3.96%, 09/15/25 (MYR)	400,000	91,466
3.84%, 04/15/33 (MYR)	130,000	27,329
		524,326
Mexico 7.3%
Mexico Government Bond
7.25%, 12/15/16 (MXN)	100,000	6,004
6.50%, 06/10/21 (MXN)	6,196,000	373,721
8.00%, 12/07/23 (MXN)	2,850,000	185,418
7.50%, 06/03/27 (MXN)	1,120,000	70,706
10.00%, 11/20/36 (MXN)	1,645,000	127,911
		763,760
New Zealand 3.2%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	173,000	125,769
5.50%, 04/15/23 (NZD)	271,000	212,799
		338,568
Peru 1.1%
Peru Government Bond
7.84%, 08/12/20 (PEN)	169,000	52,379
6.95%, 08/12/31 (PEN)	20,000	5,466
6.90%, 08/12/37 (PEN)	230,000	61,107
		118,952

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Poland 4.8%
Poland Government Bond
4.75%, 04/25/17 (PLN)	780,000	207,107
5.25%, 10/25/20 (PLN)	310,000	89,895
5.75%, 09/23/22 (PLN)	422,000	127,945
5.75%, 04/25/29 (PLN)	230,000	73,967
		498,914
Singapore 2.3%
Singapore Government Bond
2.00%, 07/01/20 (SGD)	120,000	85,104
2.38%, 06/01/25 (SGD)	229,000	158,688
		243,792
South Africa 2.9%
South Africa Government Bond
7.25%, 01/15/20 (ZAR)	560,000	33,951
10.50%, 12/21/26 (ZAR)	1,785,000	122,139
6.25%, 03/31/36 (ZAR)	3,310,000	143,346
		299,436
Spain 6.3%
Spain Government Bond
1.40%, 01/31/20 (EUR)	130,000	146,185
5.85%, 01/31/22 (EUR) (a)	142,000	198,447
1.60%, 04/30/25 (EUR) (a)	192,000	207,559
4.20%, 01/31/37 (EUR) (a)	77,000	102,922
		655,113
Turkey 1.7%
Turkey Government Bond
6.30%, 02/14/18 (TRY)	30,000	9,479
10.50%, 01/15/20 (TRY)	230,000	79,140
7.10%, 03/08/23 (TRY)	161,000	45,751
8.00%, 03/12/25 (TRY)	130,000	38,313
		172,683
United Kingdom 6.9%
United Kingdom Gilt
2.75%, 09/07/24 (GBP)	130,000	205,171
4.25%, 12/07/27 (GBP)	146,050	264,214
4.50%, 09/07/34 (GBP)	129,500	247,741
		717,126
Total Government Bonds
(Cost $8,505,268)		7,208,404

U.S. Government Securities 29.5% of net assets
United States 29.5%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	300,000	322,055
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
U.S. Treasury Notes
2.00%, 01/31/16 (USD)	85,000	85,106
0.38%, 03/31/16 (USD)	68,000	68,012
1.25%, 04/30/19 (USD)	105,000	104,352
3.63%, 08/15/19 (USD)	495,000	531,603
1.00%, 08/31/19 (USD)	192,000	188,250
2.13%, 08/31/20 (USD)	431,000	438,021
3.63%, 02/15/21 (USD)	814,300	885,408
2.13%, 08/15/21 (USD)	167,400	169,417
2.50%, 08/15/23 (USD)	133,000	136,481
2.50%, 05/15/24 (USD)	153,600	156,978
Total U.S. Government Securities
(Cost $3,081,837)		3,085,683
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets
United States 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (b)	82,323	82,323
Total Other Investment Company
(Cost $82,323)		82,323

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $11,793,297 and the unrealized appreciation and depreciation were $0 and ($1,416,887), respectively, with a net unrealized depreciation of ($1,416,887).
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $508,928 or 4.9% of net assets.
(b)	The rate shown is the 7-day yield.

BRL –	Brazilian real
CNY –	Chinese yuan renminbi
COP –	Colombian peso
EUR –	euro currency
GBP –	Great British pound
IDR –	Indonesian rupiah
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PEN –	Peruvian nuevo sol
PLN –	Polish zloty
SEK –	Swedish krona
SGD –	Singapore dollar
TRY –	Turkish lira
USD –	U.S. dollar
ZAR –	South African rand

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 12/31/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
01/29/2016	Barclays Capital, Inc.	CNY	853,000	USD	131,164	(1,640)
01/29/2016	State Street Bank & Trust Co.	EUR	855,500	USD	930,267	(15,458)
01/29/2016	Barclays Capital, In.	INR	5,233,000	USD	78,792	(701)
01/29/2016	State Street Bank & Trust Co.	JPY	6,241,000	USD	51,951	457
01/29/2016	State Street Bank & Trust Co.	JPY	50,083,500	USD	416,899	(110)
01/29/2016	State Street Bank & Trust Co.	NZD	6,000	USD	4,098	58
01/29/2016	State Street Bank & Trust Co.	NZD	16,000	USD	10,928	129
01/29/2016	State Street Bank & Trust Co.	SEK	4,401,000	USD	521,727	3,572
01/29/2016	Barclays Capital, Inc.	USD	55,357	CNY	360,000	(108)
01/29/2016	State Street Bank & Trust Co.	USD	44,040	EUR	40,500	66
01/29/2016	State Street Bank & Trust Co.	USD	47,622	JPY	5,721,000	(26)
01/29/2016	State Street Bank & Trust Co.	USD	352,070	NZD	515,500	(7,360)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(21,121)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$7,208,404	$—	$7,208,404
U.S. Government Securities[1]	—	3,085,683	—	3,085,683
Other Investment Company[1]	82,323	—	—	82,323
Total	$82,323	$10,294,087	$—	$10,376,410
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$4,282	$—	$4,282
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($25,403)	$—	($25,403)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

Laudus Mondrian Funds
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)
determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds invested in forward foreign currency exchange contracts during the period ended December 31, 2015. The funds invested in forwards to hedge part of the funds' exposure to currencies that were deemed to be overvalued by the sub-adviser.
REG87099DEC15-00

Laudus Trust
Laudus U.S. Large Cap Growth Fund
Portfolio Holdings  as of December 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,844,792,773	2,195,877,641
1.3%	Other Investment Company	28,838,744	28,838,744
101.1%	Total Investments	1,873,631,517	2,224,716,385
(1.1%)	Other Assets and Liabilities, Net		(23,657,099)
100.0%	Net Assets		2,201,059,286

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.4%
Delphi Automotive plc	351,218	30,109,919
Consumer Durables & Apparel 1.7%
NIKE, Inc., Class B	611,862	38,241,375
Consumer Services 2.9%
Chipotle Mexican Grill, Inc. *	64,806	31,097,159
Domino's Pizza, Inc.	124,636	13,865,755
Starbucks Corp.	325,797	19,557,594
		64,520,508
Diversified Financials 3.8%
Berkshire Hathaway, Inc., Class B *	433,308	57,213,988
Moody's Corp.	256,213	25,708,413
		82,922,401
Energy 0.5%
Concho Resources, Inc. *	111,357	10,340,611
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	250,468	40,450,582
CVS Health Corp.	347,509	33,975,955
		74,426,537
Food, Beverage & Tobacco 5.1%
Anheuser-Busch InBev N.V. ADR	391,373	48,921,625
Constellation Brands, Inc., Class A	283,669	40,405,813
Mead Johnson Nutrition Co.	284,738	22,480,065
		111,807,503
Health Care Equipment & Services 2.5%
UnitedHealth Group, Inc.	475,013	55,880,529
Security	Number of Shares	Value ($)
Materials 3.0%
Ecolab, Inc.	184,653	21,120,610
The Sherwin-Williams Co.	174,645	45,337,842
		66,458,452
Media 2.2%
Liberty Global plc, Class A *	1,148,323	48,642,962
Pharmaceuticals, Biotechnology & Life Sciences 15.8%
AbbVie, Inc.	497,860	29,493,226
Allergan plc *	100,891	31,528,438
Biogen, Inc. *	209,870	64,293,675
Celgene Corp. *	130,257	15,599,578
Illumina, Inc. *	133,520	25,628,496
Perrigo Co., plc	468,414	67,779,506
United Therapeutics Corp. *	437,079	68,450,942
Vertex Pharmaceuticals, Inc. *	360,681	45,384,490
		348,158,351
Real Estate 1.8%
Crown Castle International Corp.	463,651	40,082,629
Retailing 13.0%
Amazon.com, Inc. *	145,169	98,118,275
Netflix, Inc. *	511,661	58,523,785
Restoration Hardware Holdings, Inc. *	331,768	26,358,968
The Home Depot, Inc.	351,390	46,471,328
TripAdvisor, Inc. *	650,150	55,425,287
		284,897,643
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors N.V. *	287,822	24,249,004
Software & Services 32.6%
Activision Blizzard, Inc.	620,469	24,018,355
Alliance Data Systems Corp. *	218,243	60,359,467
Alphabet, Inc., Class A *	207,594	161,510,208
Facebook, Inc., Class A *	1,316,626	137,798,077
LinkedIn Corp., Class A *	75,788	17,058,363
MasterCard, Inc., Class A	392,954	38,258,001
Mobileye N.V. *	588,844	24,896,324
salesforce.com, Inc. *	832,347	65,256,005
Tencent Holdings Ltd.	2,451,600	48,002,251
Visa, Inc., Class A	1,259,160	97,647,858
Workday, Inc., Class A *	536,580	42,754,694
		717,559,603
Technology Hardware & Equipment 4.6%
Apple, Inc.	958,728	100,915,709
    1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 1.0%
SBA Communications Corp., Class A *	211,953	22,269,902
Transportation 3.4%
Delta Air Lines, Inc.	913,425	46,301,513
Union Pacific Corp.	359,239	28,092,490
		74,394,003
Total Common Stock
(Cost $1,844,792,773)		2,195,877,641

Other Investment Company 1.3% of net assets
Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (a)	28,838,744	28,838,744
Total Other Investment Company
(Cost $28,838,744)		28,838,744

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $1,878,591,348 and the unrealized appreciation and depreciation were $376,397,688 and ($30,272,651), respectively, with a net unrealized appreciation of $346,125,037.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,478,318,038	$—	$—	$1,478,318,038
Software & Services	669,557,352	48,002,251	—	717,559,603
Other Investment Company[1]	28,838,744	—	—	28,838,744
Total	$2,176,714,134	$48,002,251	$—	$2,224,716,385
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
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Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662DEC15
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Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	February 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	February 9, 2016

By:	/s/ George Pereira
George Pereira
Chief Financial Officer

Date:	February 9, 2016